Leases - Remaining weighted-average lease term and the weighted average discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Finance leases, Weighted-average remaining lease term (years)	1 year 7 months 6 days	2 years 6 months
Operating leases, Weighted-average remaining lease term (years)	3 years 8 months 12 days	4 years 1 month 6 days
Finance leases, Weighted-average discount rate	4.30%	4.30%
Operating leases, Weighted-average discount rate	7.40%	7.70%